Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net income	$ 703,696	$ 498,735	$ 323,172
Other comprehensive (loss) income, net of tax
Foreign currency translation adjustment	(20,305)	936	6,272
Unrealized gain on cash flow hedging instruments	0	70	880
Reclassification of loss (gain) on cash flow hedging instruments into earnings	0	219	(418)
Other comprehensive (loss) income	(20,305)	1,225	6,734
Comprehensive income	683,391	499,960	329,906
Less: comprehensive income attributable to non-controlling interest	95,758	80,324	56,144
Comprehensive income attributable to Watsco, Inc.	$ 587,633	$ 419,636	$ 273,762